Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes Payable [Abstract]
Secured convertible promissory notes		$ 24,860,000	$ 24,860,000
6% subordinated convertible promissory notes		2,520,346	2,520,346
Private placements of convertible promissory notes		1,222,408
Total convertible notes payable		28,602,754	27,380,346
Less: debt discounts		(1,936,534)	(2,712,547)
Total convertible notes payable, net		26,666,220	24,667,799
Current portion of convertible notes payable, net	$ 3,198,231	3,614,142
Convertible notes payable, net of current portion		$ 23,052,078	$ 24,667,799